Description of Business (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 17, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 01, 2008
DESCRIPTION OF BUSINESS[Abstract]
Entity Incorporation Date Of Incorporation	Dec. 17, 2007
Shares Outstanding					12,765
Cash Consideration For Business Acquisition					$ 112,200
Navios Holdings percentage of ownership	63.80%
Minority Interest Ownership Percentage By Parent (excluding contingent consideration)	67.20%
Acquisition of Horamar from Navios Logistics					100.00%
Escrow Deposit					5,000
Issuance of Navios Logistics shares	7,235
Percentage of Shares Issued			36.20%
Percentage of Shares Issued (excluding contingent liabilities)			32.80%
Escrow Release		$ 2,500		$ 2,500
Escrowed Shares Released	1,007	504		503